Establishment and operations	12 Months Ended
Dec. 31, 2025
Establishment and operations
Establishment and operations
1	Establishment and operations

Swvl Holdings Corp (the “Parent Company”) (formerly known as “Pivotal Holdings Corp”) is a business company limited by shares incorporated under the laws of the British Virgin Islands and was registered on 23 July 2021. The registered office of the Company is at P.O. Box 173, Kingston Chambers, Road Town, Tortola, the British Virgin Islands.

The consolidated financial statements as of 31 December 2025 consist of the Parent Company and its subsidiaries (together referred to as the “Group”). The Group’s principal head office is located in The Offices 4, One Central, Dubai World Trade Centre, Dubai, United Arab Emirates.

Swvl Inc. was founded on 17 May 2017. Swvl Holdings Corp was incorporated as a direct wholly-owned subsidiary of Swvl Inc. As a result of various legal entity reorganization transactions undertaken in March 2022, Swvl Holdings Corp became the holding company of the Group, and the then-shareholders of Swvl Inc. became the shareholders of Swvl Holdings Corp. For financial reporting purposes, Swvl Inc. is the predecessor of Swvl Holdings Corp.

The Group operates multimodal transportation networks that offer access to transportation options through the Group’s platform and mobile-based application. The Group also licenses its technology to transport operators to manage their service. The Group operates a technology platform that uses a widespread transportation network. The Group uses leading technology, operational excellence and product expertise to operate transportation services on predetermined routes. The Group develops and operates proprietary technology applications supporting a variety of offerings on its platform (“platform(s)” or “Platform(s)”). The Group provides transportation services through contracting with other service providers (or transportation operators). Riders are collectively referred to as “end-user(s)” or “consumer(s)”. The drivers are referred to as “captain(s)”.

1.1	Reverse recapitalization

On 28 July 2021, the Parent Company and Queen’s Gambit Growth Capital, a Cayman Islands exempted company with limited liability (the “SPAC”) listed on the Nasdaq Capital Market (“NASDAQ”), and certain other parties have entered into a definitive agreement for a business combination that would result in the Group becoming a publicly listed company upon completion of the aforementioned transaction.

On 31 March 2022 (the “Closing Date”), the Parent Company consummated the transactions contemplated by the Business Combination Agreement (the “Business Combination Agreement”), dated as of 28 July 2021, as amended, between Swvl Inc., Queen’s Gambit Growth Capital and other merger companies.

As a result of the mergers and the other transactions (the “Transaction”) contemplated by the Business Combination Agreement, the merged Queen’s Gambit Surviving Company and Swvl Inc. each became wholly owned subsidiaries of the Parent Company, and the securityholders of the SPAC and Swvl Inc. became securityholders of the Parent Company.

1	Establishment and operations (continued)
1.2	Consolidated subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed, or has right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is transferred and are deconsolidated from the date that control ceases.

As of 31 December 2025, certain subsidiaries were decided to be held for sale or to be discontinued, subsidiaries listed below will be presented with the same alignment.

i)	Continued operations

	Country of	Legal ownership %		Principal
Company name	incorporation	31-Dec-25	31-Dec-24	business activities
Swvl Inc.	British Virgin Islands	100%	100%	Holding company
Swvl Group Corp	British Virgin Islands	100%	100%	Holding company
Swvl Holdco Corp	British Virgin Islands	100%	100%	Holding company
Pivotal Merger Sub Company I	Cayman Islands	100%	100%	Merger entity
Swvl Mobility Solutions Corp.	United States of America	100%	—%	Platform for passenger transportation
Swvl for Smart Transport Applications and Services LLC	Egypt	99.8%	99.8%	Platform for passenger transportation
Swvl Saudi for Information Technology	Kingdom of Saudi Arabia (“KSA”)	100%	100%	Platform for passenger transportation
Swvl Saudi Regional Headquarters	Kingdom of Saudi Arabia (“KSA”)	100%	100%	Platform for passenger transportation
Smart Mobility Solutions for Transportation Services (i)	Kingdom of Saudi Arabia (“KSA”)	—	—	Platform for passenger transportation
Swvl for Mobility Solutions FZE (i)	United Arab Emirates (“UAE”)	—	—	Platform for passenger transportation

1	Establishment and operations (continued)
1.2	Consolidated subsidiaries (continued)
ii)	Discontinued operations

	Country of	Legal ownership %		Principal
Company name	incorporation	31-Dec-25	31-Dec-24	business activities
Swvl NBO Limited	Kenya	100%	100%	Platform for passenger transportation
Swvl Technologies Ltd.	Kenya	100%	100%	Platform for passenger transportation
Smart Way Transportation LLC (ii)	Jordan	—	—	Platform for passenger transportation
Swvl My For Information Technology SDN BHD	Malaysia	100%	100%	Platform for passenger transportation
Viapool Inc.	Delaware, USA	51%	51%	Holding company
Movilidad Digital SAS, a subsidiary of Viapool, Inc.	Argentina	51%	51%	Platform for passenger transportation
Viapool SRL, a subsidiary of Viapool, Inc.	Argentina	51%	51%	Platform for passenger transportation
Viapool SPA, a subsidiary of Viapool, Inc.	Chile	51%	51%	Platform for passenger transportation
Swvl Brasil Tecnologia LTDA, a subsidiary of Viapool, Inc.	Brazil	51%	51%	Platform for passenger transportation
Swvl Germany GmbH (formerly “Blitz B22-203 GmbH”)	Germany	100%	100%	Holding company
Door2Door GmbH, a subsidiary of Swvl Germany GmbH	Germany	100%	100%	Platform for passenger transportation

In certain cases, the Group is required to have a resident as one of the shareholders besides the Parent Company to comply with local laws and regulations. However, in such cases, the Group continues to remain the economic beneficiary of the shareholding held by such resident shareholder and therefore is said to have a “beneficial ownership” of such non-controlling interests, except as indicated. Legal ownership and beneficial ownership are the same except as indicated below.

(i)	The Parent Company’s subsidiary’s Swvl for Mobility Solutions FZE and Smart Mobility Solutions for Transportation Services were incorporated during the year ended 31 December 2024. The subsidiaries are currently legally owned by a member of the Group’s management and are in the process of a legal ownership transfer to the Group. The subsidiaries have been consolidated based on the beneficial ownership and effective control.
(ii)	The Parent Company’s subsidiary Smart Way Transportation LLC was incorporated during the year ended 31 December 2021. The subsidiary is currently legally owned by a member of the Group’s management. During 2022, the Group’s board of directors resolved to discontinue the subsidiary’s operations (Note 30). As of 31 December 2025, the company is still in liquidation process. The subsidiary has been consolidated based on the beneficial ownership and effective control.
(iii)	The Parent Company’s subsidiary Swvl for Smart Transport Applications and Services LLC is owned 0.02% by a member of Group’s management, as the nominee for the Company, the Group does not have any non-controlling interest related to this ownership.